PROPERTY AND EQUIPMENT, NET	6 Months Ended
Aug. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	August 31, 2025	February 28, 2025
	$	$
Furniture and fittings	935	889
Computer and software	43,928	41,786
Leasehold improvements	21,270	-
	66,133	42,675
Less: accumulated depreciation	(43,281)	(41,170)
	22,852	1,505

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)